Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]
Prepaid expenses and other current assets consisted of the following:

	December 31, 2013	December 31, 2012
Prepaid insurance	$63,096	$61,519
Prepaid fees and rent	151,454	186,407
Deposits and advances	279,870	$409,604
Prepaid royalties	724,999	6,250
Other Current Assets	38,863	73,665
	$1,258,282	$737,445